Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

(CHF in millions)	Leasehold improvements	Trade tools	Production tools	Other	Total

Cost at January 1, 2022	20.9	7.3	11.9	7.8	47.9
Accumulated Depreciation at January 1, 2022	(1.9)	(3.5)	(5.6)	(2.5)	(13.5)
Net book amount at January 1, 2022	19.0	3.8	6.3	5.3	34.4

Six month period ended June 30, 2022
Opening net book amounts	19.0	3.8	6.3	5.3	34.4
Additions	12.8	1.0	3.3	6.5	23.7
Disposals	(0.2)	—	(1.3)	—	(1.5)
Depreciation	(1.1)	(1.3)	(1.6)	(0.9)	(5.0)
Currency Translation	0.2	0.1	—	0.1	0.4
Net book value at June 30, 2022	30.7	3.6	6.7	11.0	52.0

Cost at June 30, 2022	33.3	8.1	8.3	14.2	63.9
Accumulated Depreciation at June 30, 2022	(2.6)	(4.4)	(1.6)	(3.2)	(11.9)
Net book amount at June 30, 2022	30.7	3.6	6.7	11.0	52.0

Cost at January 1, 2023	49.7	10.7	12.9	24.5	97.8
Accumulated Depreciation at January 1, 2023	(5.0)	(5.4)	(5.3)	(4.9)	(20.6)
Net book amount at January 1, 2023	44.7	5.3	7.5	19.7	77.2

Six month period ended June 30, 2023
Opening net book amounts	44.7	5.3	7.5	19.7	77.2
Additions	8.4	0.5	4.1	5.9	19.0
Disposals	(0.2)	—	—	(0.1)	(0.3)
Depreciation	(3.4)	(1.2)	(3.2)	(2.3)	(10.1)
Currency Translation	(1.0)	(0.1)	—	(0.4)	(1.5)
Net book value at June 30, 2023	48.6	4.5	8.5	22.8	84.3

Cost at June 30, 2023	56.6	10.9	17.0	29.9	114.3
Accumulated Depreciation at June 30, 2023	(8.0)	(6.4)	(8.5)	(7.1)	(30.0)
Net book amount at June 30, 2023	48.6	4.5	8.5	22.8	84.3